Other Payables - Schedule of Other Payables (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Other Payables [Abstract]
Rental deposit received – current	$ 1,431,999		$ 1,559,190
Rental deposit received – non-current	1,340,016		996,069
Accrued expenses	2,067,508		518,257
Listing expenses			540,000
Others			16,000
Total	4,839,523		3,629,516
Other payables – current	3,499,507	$ 450,196	2,633,447
Other payables – non-current	1,340,016	$ 172,387	996,069
Total	$ 4,839,523		$ 3,629,516